S000059365 [Member] Expense Example - Western Asset Total Return ETF - Western Asset Total Return ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	$ 855